Investment Strategy	Nov. 01, 2025
Azzad Ethical Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Ethical Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Adviser believes are high quality and/or exhibit above-average growth potential, which, for the purposes of the Ethical Fund, typically are companies with market capitalizations similar to those issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of September 30, 2025, the Index had a weighted average market capitalization of $40.271 billion and a median market capitalization of $14.782 billion. The largest stock by market cap in the Index was $127.601. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Ethical Fund invests may change. Under normal market conditions, the Ethical Fund will invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in securities meeting the Ethical Fund’s ethical investment criteria.

The Ethical Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Ethical Fund.

When selecting securities for the Ethical Fund, the Adviser employs a systematic process focused on companies included within the Fund’s designated mid-cap growth universe. From this universe, the Adviser seeks to identify companies that meet defined financial and qualitative criteria. These include measures of profitability, balance-sheet strength, earnings stability, prudent use of leverage, and valuation ratios that the Adviser believes are indicative of durable growth and sound financial management. The Adviser’s screening process seeks to maintain broad representation across the mid-cap growth universe while favoring companies that demonstrate consistent business performance, strong financial discipline, and moderate debt levels.

Generally, in determining whether to remove a position from the Ethical Fund, the Adviser considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, unexpected and poorly explained management changes, and to take advantage of what it believes are more attractive investment opportunities.

The Adviser will sell a security if it falls out of compliance with the Ethical Fund’s ethical investment restrictions. The Adviser may also sell securities for a variety of reasons, such as when it no longer adheres to the Adviser’s investment thesis, to secure gains, limit losses, raise cash, or redeploy assets into opportunities believed to be more promising, among others.

If the Adviser’s strategies do not work as intended, the Ethical Fund may not achieve its objective.

To take advantage of market inefficiencies, the Ethical Fund may be actively traded. During these periods, the Ethical Fund may have a higher turnover rate.

Ethical Investment Restrictions

The Ethical Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, conventional financial services, including insurance, or weapons industries, as determined by the Adviser.

The Ethical Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).

Azzad Wise Capital Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Wise Fund invests primarily in fixed income securities issued for payment by international financial institutions, foreign governments, and agencies of foreign governments in transactions structured to be compliant with the Wise Fund’s ethical investment guidelines. Examples of fixed income securities in which the Wise Fund invests include sukuk and wakala. Sukuk are asset-based securities used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest.

Whereas bonds represent debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Wakala accounts are operated under the Islamic finance principle of wakala (an agency agreement). With wakala, a bank, as agent, raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities.

The Wise Fund anticipates approximately 80% of its fixed income securities will be investment grade at the time of purchase, based upon the credit ratings given by one or more nationally recognized statistical rating organizations (“NRSROs”).  Approximately 20% of the Wise Fund’s fixed income securities may be below investment grade (but not lower than a B rating by Moody’s or an equivalent NRSRO). The Wise Fund may also invest in unrated securities (securities that are not rated by a rating agency) if the Wise Fund determines that the securities are of comparable quality to rated securities that the Wise Fund may purchase.

The Wise Fund invests up to 10% of its net assets (at the time of purchase) in domestic and international common stocks of any market capitalization, including emerging market securities. The Adviser will emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings.

The Wise Fund may invest in short-term income producing investments such as money market accounts and certificates of deposit that follow its ethical guidelines.

The Wise Fund may invest up to 15% of its net assets in illiquid securities as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) which may include investments in trade finance securities. Generally, these securities evidence transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation. The Wise Fund’s trade finance investments are expected to consist primarily of loans, or similar instruments used to finance international trade and related infrastructure projects.

These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange, and other negotiable instruments. The Wise Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, or any other appropriate financial instrument.

The essence of the Wise Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit, and other similar fixed income products. The Wise Fund concentrates its investments in the financial services industry. The Wise Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to three years. While the Wise Fund generally purchases securities at the lower end of this maturity range, the Wise Fund may purchase securities with maturities at the longer end of this range when the Adviser determines that they offer an attractive return or to lengthen the average duration of the Wise Fund.

The Wise Fund’s sub-adviser, Federated Investment Management Company (“Federated”) directs the investment of most of the Wise Fund’s assets, furnishing investment information, advice, and recommendations to the Wise Fund as to the acquisition, holding, or disposition of securities or other assets that the Wise Fund may own or contemplate acquiring from time to time. The Adviser and Federated have retained Federated Hermes (UK) LLP (“Federated Hermes UK”), an affiliate of Federated, to aid in carrying out Federated’s duties as the Wise Fund’s sub-adviser. The Adviser will oversee Federated and Federated Hermes UK and will be responsible for the day-to-day portfolio management of the Wise Fund related to the dividend-yielding equity portion of the Wise Fund’s portfolio and for ensuring that the Wise Fund’s holdings and portfolio management comply with its ethical investment restrictions.

Federated will sell a security if it falls out of compliance with the Wise Fund’s ethical investment restrictions upon the Adviser’s instructions. In addition, a security may be sold when Federated believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

As part of the analysis in its security selection process, among other factors, Federated may evaluate whether environmental, social and governance factors could have positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which Wise Fund may invest. Federated may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors on environmental, social and governance topics. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated as an additional input in its primary analysis.

Ethical Investment Restrictions

The Wise Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, conventional financial services, including insurance, or weapons industries as determined by the Adviser.

The Wise Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt, or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Wise Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Wise Fund’s ethical investment restrictions such as sukuk, certificates of deposit, bank notes, and short-term bank deposits.